Restricted Net Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Annual appropriation to reserve percent	10.00%
Restricted assets	¥ 46.2
Percentage Of Capital	50.00%